Earnings per share - Schedule of Amounts Used to Calculate Basic and Diluted Earnings Per Share (Details) € / shares in Units, € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€) € / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 EUR (€) € / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 EUR (€) € / shares shares
Earnings per share [line items]
Profit/(Loss) attributable to shareholders of the Parent Company | €	€ 77,083		€ 121,529		€ 51,482
Weighted average number of shares for basic earnings per share (in shares)	251,531,105	251,531,105	247,015,882	247,015,882	237,545,736
Weighted average number of shares for diluted earnings per share (in shares)	254,239,096	254,239,096	252,363,769	252,363,769	240,647,513
Basic earnings per share in Euro (in EUR per share) | € / shares	€ 0.31		€ 0.49		€ 0.22
Diluted earnings per share in Euro (in EUR per share) | € / shares	€ 0.30		€ 0.48		€ 0.21
Non-executive director remuneration, percentage received in equity	50.00%	50.00%	50.00%	50.00%
Equity settled share based payments
Earnings per share [line items]
Other long-term employee benefits | $		$ 7,500		$ 7,500
Long-Term Incentive Awards 2024-2026
Earnings per share [line items]
Adjustments for calculation of diluted earnings per share (in shares)	71,630	71,630	0	0	0
Long-Term Incentive Awards 2022-2025
Earnings per share [line items]
Adjustments for calculation of diluted earnings per share (in shares)	1,720,596	1,720,596	1,775,976	1,775,976	946,990
CEO 2022-2024 PSUs
Earnings per share [line items]
Adjustments for calculation of diluted earnings per share (in shares)	368,943	368,943	1,149,273	1,149,273	1,031,673
CEO remuneration in shares
Earnings per share [line items]
Adjustments for calculation of diluted earnings per share (in shares)	344,672	344,672	1,134,108	1,134,108	1,081,513
IPO PSUs
Earnings per share [line items]
Adjustments for calculation of diluted earnings per share (in shares)	0	0	790,000	790,000	0
Long-term equity incentives
Earnings per share [line items]
Adjustments for calculation of diluted earnings per share (in shares)	0	0	307,242	307,242	0
Non-executive directors remuneration in shares
Earnings per share [line items]
Adjustments for calculation of diluted earnings per share (in shares)	142,150	142,150	149,836	149,836	41,601
2023 Restricted Stock Units Plan
Earnings per share [line items]
Adjustments for calculation of diluted earnings per share (in shares)	60,000	60,000	41,452	41,452	0